Prepayments and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets, Net (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepayments and Other Current Assets, Net [Abstract]
Advance to suppliers	$ 1,288,089	$ 869,049	$ 412,218
Tax advance payment	220,693	329,629
Staff advances	1,021	640	1,500
Others	6,214	14,500
Prepayments and other current assets, net	$ 1,516,017	$ 1,213,818	$ 412,218